Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 02, 2022	Sep. 30, 2022
Mariadb Corporation Ab
Acquisition.
Cash consideration		$ 1,656
Sector 42 Technologies, Inc and CubeWerx Inc
Acquisition.
Percent of ownership interest acquired	100.00%
Purchase price	$ 3,817
Cash consideration	1,661
Deferred consideration	100
Equity consideration	$ 2,056
Equity interest issued (in shares)	539,233
Deferred consideration payment period	18 months
Sector 42 Technologies, Inc and CubeWerx Inc | Mariadb Corporation Ab
Acquisition.
Percent of ownership interest acquired	100.00%
Purchase price	$ 3,817
Cash consideration	1,661
Deferred consideration	100
Equity consideration	$ 2,056
Equity interest issued (in shares)	2,363,354
Deferred consideration payment period	18 months